Financial Assets At Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income	£ 6,368	£ 8,950
Debt securities
Disclosure of financial assets at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income	6,348	8,929
Loans and advances to customers
Disclosure of financial assets at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income	£ 20	£ 21